Income per common share (Tables)	3 Months Ended
Mar. 31, 2012
Dilutive Shares Excluded from Calculation of Diluted Net Income Per Share	The number of potentially dilutive shares excluded from the calculation of diluted net income per share is presented below.

	Three Months Ended March 31,
In millions	2012	2011
Anti-dilutive shares	2	4